STOCK-BASED COMPENSATION PLANS - Quebecor outstanding and exercise price range of options (Details) - Quebecor Stock option plan $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) Option $ / shares	Dec. 31, 2020 CAD ($) Option $ / shares
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	3,455,959	2,404,892
Granted | Option	50,000	1,267,267
Exercised | Option	(101,326)
Cancelled | Option	(1,250,033)	(216,200)
Balance at end of year | Option	2,154,600	3,455,959
Vested options at end of year | Option	188,927
Balance at beginning of year (in CAD per share) | $ / shares	$ 30.54	$ 29.20
Granted (in CAD per share) | $ / shares	31.49	33.19
Exercised (in CAD per share) | $ / shares	26.52
Cancelled (in CAD per share) | $ / shares	30.64	31.09
Balance at end of year (in CAD per share) | $ / shares	30.69	$ 30.54
Vested options at end of year (in CAD per share) | $ / shares	$ 26.52
Cash consideration on stock options exercised | $	$ 0.4	$ 0.0